Commitments and Contingencies (Details) - USD ($)						1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 18, 2023	Jun. 06, 2023	Mar. 28, 2023	Jan. 05, 2023	Aug. 16, 2022	Jul. 26, 2023	Sep. 30, 2023	Aug. 31, 2023	Mar. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Sep. 01, 2023	Jun. 30, 2023	Oct. 27, 2021	Sep. 28, 2021	Aug. 09, 2021	Aug. 03, 2021	Jul. 08, 2021	Jun. 28, 2021	Jun. 23, 2021	Jan. 20, 2021
Commitments and Contingencies [Line Items]
U.S. federal tax					1.00%
Excise tax					1.00%
Deferred fee per unit							$ 0.35					$ 0.35			$ 0.35
Deferred underwriting fee payable (in Dollars)							$ 3,643,200					$ 3,643,200			$ 9,660,000		$ 9,660,000										$ 9,660,000
Reduction in deferred underwriting fees (in Dollars)			$ 6,016,800									$ 6,016,800			6,016,800
Success fees (in Dollars)															$ 800,000
Common stock, par value								$ 0.001
Preferred stock, par value							$ 0.0001	$ 0.001				$ 0.0001			$ 0.0001		$ 0.0001
Closing term, description												during the seven-year period following the date that is sixty days after the date of the closing			during the seven-year period following the date that is sixty days after the date of the closing
Forfeit founder shares (in Shares)							1,713,139					1,713,139			1,713,139
Purchase share (in Shares)															1
U.S. federal excise tax					1.00%		21.00%	21.00%		21.00%	21.00%	21.00%	21.00%		21.00%		21.00%
Fair market value of excise tax					1.00%			17.60%			22.70%
Aggregate redemption amount (in Dollars)							$ 74,884		$ 32,930
Redeeming shareholders (in Dollars)							7,488,538					$ 7,488,538
Excise tax												$107,814
Percentage of excise tax liability												1.00%
Change in deferred underwriting fees (in Dollars)			394,100
Additional paid-in capital (in Dollars)			5,622,700				$ 1,500,000					$ 1,500,000			$ 1,500,000
Outstanding deferred underwriting fee payable (in Dollars)			$ 3,643,200
Common stock, par value																			$ 10
Consideration value, description												(i) the Per Share Consideration Value (as defined herein), divided by (ii) $10.00 (subject to equitable adjustment) (the “Common Exchange Ratio”). The “Per Share Consideration Value” equals the quotient of (i) $282 million, divided by (ii) the sum of (A) the number of shares of Unique Logistics’ Common Stock, plus (B) the number of shares of Unique Logistics’ Common Stock into which all of the shares of Unique Logistics’ convertible preferred stock, par value $0.001 per share, of the Unique Logistics (collectively, the “Unique Logistics’ Convertible Preferred Stock”) would convert, in each case, as of immediately prior to the Merger, taking into account the effects of the Transactions in accordance with the certificate of designations applicable to such Unique Logistics’ Convertible Preferred Stock.
Trading price per share							$ 12					$ 12			$ 12
Common stock, shares issued (in Shares)		8,587,664
Common stock, shares outstanding (in Shares)		8,587,664
Common stock voting percentage		94.30%
Lesser amount (in Dollars)							$ 75,000					$ 75,000
Lesser held in trust account												$ 0.08
Aggregate of common shares (in Shares)												697,235
Sponsor shares (in Shares)	150,000
Lease payments (in Dollars)														$ 2,100,000		$ 1,500,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value							$ 10.74					$ 10.74
Common stock, par value							$ 0.001					$ 0.001
IPO [Member]
Commitments and Contingencies [Line Items]
Common stock, par value															10												$ 10
Lesser amount (in Dollars)							$ 225,000					$ 225,000
Lesser held in trust account												$ 0.15
Unique Logistics International, Inc. [Member]
Commitments and Contingencies [Line Items]
Common stock, par value								$ 0.001						$ 0.001		$ 0.001
Preferred stock, par value								$ 0.001						$ 0.001		$ 0.001
U.S. federal excise tax														21.00%		21.00%
Fair market value of excise tax														14.50%		40.60%
Common stock, par value																				$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638
Common stock, shares issued (in Shares)								799,141,770						799,141,770		687,196,478
Common stock, shares outstanding (in Shares)								799,141,770						799,141,770		687,196,478
Leases percentage														10.00%
Lease payments (in Dollars)								$ 3,506,010						$ 3,196,539
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value							$ 0.0001					0.0001			0.0001		$ 0.0001	$ 0.0001
Exceeds per share							$ 12					$ 12			$ 12
Redemption of common stock (in Shares)				282,720		697,235	990,429					990,429			1,970,384		27,600,000
Aggregate redemption amount (in Dollars)				$ 3,293,029
Redeeming shareholders (in Dollars)						$ 7,488,538
Common stock, par value							$ 0.0001					$ 0.0001
Trading price per share							$ 12					$ 12
Common stock, shares issued (in Shares)							6,900,000					6,900,000
Common stock, shares outstanding (in Shares)							6,900,000					6,900,000
Aggregate of common shares (in Shares)						697,235
Class A Common Stock [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate redemption amount (in Dollars)
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value							$ 0.0001					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)															6,900,000		6,900,000
Common stock, shares outstanding (in Shares)															6,900,000		6,900,000
Class B Common Stock [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate redemption amount (in Dollars)
Amended and Restated Letter Agreement between Entity, Colbeck Edify Holdings, LLC, Unique Logistics and Certain Directors and Officers of Entity [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
trading price per share															$ 12
Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share							$ 15					$ 15
Founder Share [Member] | Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value							0.0001					$ 0.0001
Business Combination [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)												1,250,000
Business Combination [Member] | Scenario, Plan, One [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)															1,250,000
Business Combination [Member] | Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)												1,250,000
Unique Logistics International, Inc., [Member] | Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)															1,250,000
Unique Logistics International, Inc., [Member]
Commitments and Contingencies [Line Items]
Common stock, par value															$ 0.001
Equals the quotient (in Dollars)															$ 282,000,000
Preferred stock, par value															$ 0.001
Unique Logistics International, Inc., [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share							$ 12					$ 12
Unique Logistics International, Inc., [Member] | Scenario, Plan, One [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share															12
Unique Logistics International, Inc., [Member] | Scenario, Plan, Two [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Stock exceeds per share															15
Buyer [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value															0.0001
Equitable adjustment															$ 10
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting fee payable (in Dollars)							$ 9,660,000					$ 9,660,000